Derivatives - Fair value hedges - Hedging instrument by hedged risk (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	532,346	488,270
Carrying amount, assets	$ 6,179	$ 7,528
Carrying amount, liabilities	$ 5,227	$ 5,005
Fair value hedges
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	233,741	190,332
Carrying amount, assets	$ 3,851	$ 4,180
Carrying amount, liabilities	4,283	4,411
Change in fair value	$ (661)	$ (449)
Fair value hedges | HSBC Holdings
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	92,281	90,074
Carrying amount, assets	$ 571	$ 714
Carrying amount, liabilities	2,152	3,838
Change in fair value	$ 1,137	$ (1,103)
Non-dynamic fair value hedges
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	76,349	71,916
Weighted average rate of hedging instrument	3.15%	3.24%
Non-dynamic fair value hedges | HSBC Holdings
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	92,281	90,074
Weighted average rate of hedging instrument	2.76%	2.78%
Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	252,354	262,971
Carrying amount, assets	$ 2,233	$ 2,707
Carrying amount, liabilities	560	587
Change in fair value	880	(503)
Change in fair value	891	(513)
Gain (loss) on hedge ineffectiveness recognised in profit or loss	$ (11)	$ 10
Interest rate
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	423,761	406,109
Carrying amount, assets	$ 4,946	$ 4,790
Carrying amount, liabilities	4,565	4,930
Interest rate | Fair value hedges
Disclosure of detailed information about hedging instruments [line items]
Change in fair value	659	441
Gain (loss) on hedge ineffectiveness recognised in profit or loss	$ (2)	$ (8)
Interest rate | Fair value hedges | HSBC Holdings
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	91,600	90,074
Carrying amount, assets	$ 561	$ 714
Carrying amount, liabilities	2,152	3,838
Change in fair value	(1,144)	1,094
Gain (loss) on hedge ineffectiveness recognised in profit or loss	$ (7)	$ (9)
Foreign exchange
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	108,585	82,161
Carrying amount, assets	$ 1,233	$ 2,738
Carrying amount, liabilities	$ 662	$ 75
Foreign exchange | Fair value hedges | HSBC Holdings
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	681	0
Carrying amount, assets	$ 10	$ 0
Carrying amount, liabilities	$ 0	$ 0
Derivatives | Interest rate | Fair value hedges
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	233,741	190,332
Carrying amount, assets	$ 3,851	$ 4,180
Carrying amount, liabilities	4,283	4,411
Change in fair value	$ (661)	$ (449)
Derivatives | Interest rate | Fair value hedges | HSBC Holdings
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	91,600	90,074
Carrying amount, assets	$ 561	$ 714
Carrying amount, liabilities	2,152	3,838
Change in fair value	$ 1,128	$ (1,103)
Derivatives | Interest rate | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	190,020	215,777
Carrying amount, assets	$ 1,095	$ 619
Carrying amount, liabilities	282	519
Change in fair value	1,256	(2,954)
Change in fair value	1,267	(2,964)
Gain (loss) on hedge ineffectiveness recognised in profit or loss	$ (11)	$ 10
Derivatives | Foreign exchange | Fair value hedges | HSBC Holdings
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	681	0
Carrying amount, assets	$ 10	$ 0
Carrying amount, liabilities	0	0
Change in fair value	$ 9	$ 0
Derivatives | Foreign exchange | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	62,334	47,194
Carrying amount, assets	$ 1,138	$ 2,088
Carrying amount, liabilities	278	68
Change in fair value	(376)	2,451
Change in fair value	(376)	2,451
Gain (loss) on hedge ineffectiveness recognised in profit or loss	$ 0	$ 0